Preferred Stock Warrants Fair Value Assumptions (Detail) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility	60.00%	67.00%
Expected dividend yield	0.00%	0.00%
Series A-1 convertible preferred stock [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Estimated fair value	$ 0.45	$ 0.46
Series C Convertible Preferred Stock [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Estimated fair value	$ 0.34	$ 0.32
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term (in years)	5 years	6 years
Risk-free interest rate	0.72%	1.09%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term (in years)	10 years	10 years
Risk-free interest rate	1.78%	1.89%